AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CERTAMX

05057164

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-10000

July 19, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Stroud:

This is to certify that the American Stock Exchange (the "Exchange") received from Wachovia Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Trigger CAPITALS
Linked to the common stock of
eBay Inc.

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8-A will be immediately effective upon receipt of this letter.

Sincerely,

Richard A. Mikaliunas

PROCESSED
JUL 21 2005
THOMSON FINANCIAL

21993